Statement of Operations - Details (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenues
Crowdfunding		$ 483,960	$ 1,074,101
Incubation Service		2,260,376	3,197,865
Procurement Services		12,893	6,763
Platform Services	11,252
Total	11,252	2,757,229	4,278,729
Operating Expenses
Professional Fees	457,764	410,746	1,329,279
Wages & Benefits	576,995	1,261,940	1,691,204
Travel Expenses	51,727	111,945	203,701
Depreciation & Amortization	86,407	101,929	20,174
Data Services		56,169	127,355
Rent Expense		505,798	308,238
Advertising		931	19,769
Business Taxes and Surcharges	3,956	223	10,168
Meals & Entertainment	34,312	156,941	117,874
Other	38,326	1,267,647	66,926
Promotional expense		1,043,102
Impairment loss on investments		74,507
Provision for doubtful debt	880,795
Total	$ 2,130,282	$ 4,991,878	$ 3,894,688